Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT SOCIAL INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Supplement [Text Block]	csif_SupplementTextBlock

SUPPLEMENT TO

CALVERT BALANCED PORTFOLIO

Calvert Balanced Portfolio and Calvert Large Cap Core Portfolio Prospectus (Class Y) dated April 30, 2013

Date of Supplement: September 19, 2013

Accordingly, effective December 1, 2013, the “Annual Fund Operating Expenses” table contained under “Fees and Expenses of the Fund” in the Fund Summary on page 1 is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)[1]

Class Y
Management fees	0.68%
Distribution and service (12b-1) fees	None
Other expenses	0.36%
Acquired fund fees and expenses	0.02%
Total annual fund operating expenses	1.06%
Less fee waiver and/or expense reimbursement [2]	(0.08%)
Net expenses	0.98%

[1] Based on actual expenses for the past fiscal year adjusted for estimates of Class Y specific expenses.

[2] The investment advisor has agreed to contractually limit direct ordinary operating expenses for Class Y to 0.955% through January 31, 2015. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Only the Board of Trustees of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.

In addition, effective December 1, 2013, the table contained under “Fees and Expenses of the Fund – Example” in the Fund Summary on page 1 is deleted and replaced with the following:

1 Year	3 Years	5 Years	10 Years
$100	$328	$576	$1,286

Calvert Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	csif_SupplementTextBlock

SUPPLEMENT TO

CALVERT BALANCED PORTFOLIO

Calvert Balanced Portfolio and Calvert Large Cap Core Portfolio Prospectus (Class Y) dated April 30, 2013

Date of Supplement: September 19, 2013

Accordingly, effective December 1, 2013, the “Annual Fund Operating Expenses” table contained under “Fees and Expenses of the Fund” in the Fund Summary on page 1 is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)[1]

Class Y
Management fees	0.68%
Distribution and service (12b-1) fees	None
Other expenses	0.36%
Acquired fund fees and expenses	0.02%
Total annual fund operating expenses	1.06%
Less fee waiver and/or expense reimbursement [2]	(0.08%)
Net expenses	0.98%

[1] Based on actual expenses for the past fiscal year adjusted for estimates of Class Y specific expenses.

[2] The investment advisor has agreed to contractually limit direct ordinary operating expenses for Class Y to 0.955% through January 31, 2015. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Only the Board of Trustees of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.

In addition, effective December 1, 2013, the table contained under “Fees and Expenses of the Fund – Example” in the Fund Summary on page 1 is deleted and replaced with the following:

1 Year	3 Years	5 Years	10 Years
$100	$328	$576	$1,286

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2015
Calvert Balanced Portfolio | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.68%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%	[1]
Less fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1],[2]
Net expenses	rr_NetExpensesOverAssets	0.98%	[1]
1 Year	rr_ExpenseExampleYear01	$ 100
3 Years	rr_ExpenseExampleYear03	328
5 Years	rr_ExpenseExampleYear05	576
10 Years	rr_ExpenseExampleYear10	1,286
1 Year	rr_ExpenseExampleNoRedemptionYear01	100
3 Years	rr_ExpenseExampleNoRedemptionYear03	328
5 Years	rr_ExpenseExampleNoRedemptionYear05	576
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,286

[1]	Based on actual expenses for the past fiscal year adjusted for estimates of Class Y specific expenses.
[2]	The investment advisor has agreed to contractually limit direct ordinary operating expenses for Class Y to 0.955% through January 31, 2015. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Only the Board of Trustees of the Fund may terminate the Fund's expense limitation before the contractual period expires, upon 60 days' prior notice to shareholders.